Other Balance Sheet Accounts - Carrying Amounts of Property and Equipment, Net (Details) $ in Thousands	12 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 66,221
Closing balance	98,554
Non-current assets held for sale
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	34,092
Additions	26,899
Effect of change in exchange rates	(3,509)
Closing balance	$ 57,482